WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 35.8%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,782,911
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	10,921,968
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,139,181
AT&T Inc., Senior Notes	2.550%	12/1/33	3,570,000	2,623,262
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	1,971,122
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,300,607
AT&T Inc., Senior Notes	4.350%	6/15/45	5,210,000	3,903,235
AT&T Inc., Senior Notes	3.500%	9/15/53	6,221,000	3,847,053
AT&T Inc., Senior Notes	3.550%	9/15/55	8,291,000	5,080,613
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	500,963
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,266,899
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	206,464
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,249,495
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,205,741
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,817,686
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,799,247
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,161,492
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,059,226
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,583,315
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,346,424
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,292,878
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	11,027,000	8,785,842
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	30,000	22,897
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	30,258,000	26,953,859
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	1,958,321
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	7,300,000	4,624,259
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,574,927
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	11,066,000	8,187,747
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	2,796,684
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	514,000	425,295
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	523,637
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,010,000	10,048,959
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	1,610,000	931,526

Total Diversified Telecommunication Services				150,893,735

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	37,433
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,116,460

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Entertainment - (continued)
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	$6,220,000	$6,221,552
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,149,655
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,064,957
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	14,740,000	12,520,334
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,277,007
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	880,000	654,400

Total Entertainment				30,041,798

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,594,433
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	2,967,263
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,391,386
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,289,875

Total Interactive Media & Services				8,242,957

Media - 1.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	27,894,000	27,265,804
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	848,041
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,780,909
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	21,784,539
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,904,054
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	11,290,000	9,607,664
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	158,500
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	8,337,000	6,824,210
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	2,029,063

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	$2,474,000	$2,162,019
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,710,029
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,484,172
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	6,485,839
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	9,320,000	6,523,871
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	11,220,000	6,715,995
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	4,756,001
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,029,275
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,206,254
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,592,641
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,701,199
Comcast Corp., Senior Notes	4.150%	10/15/28	29,841,000	28,278,526	(a)
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,459,677
Comcast Corp., Senior Notes	4.250%	10/15/30	17,737,000	16,344,956
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	3,795,077
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,638,883
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,804,441
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,089,697
Comcast Corp., Senior Notes	3.750%	4/1/40	4,130,000	3,201,699
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	470,729
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,129,399
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,310,075
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	4,563,438
Comcast Corp., Senior Notes	3.999%	11/1/49	3,070,000	2,281,123

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.450%	2/1/50	$2,420,000	$1,637,875
Comcast Corp., Senior Notes	2.800%	1/15/51	5,160,000	3,023,948
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	3,739,398
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,369,579
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	990,815
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	15,620,861
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,123,187
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	388,494
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	902,309
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,194,229
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	14,092

Total Media				234,942,586

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	527,250	521,804	(b)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	6,820,000	6,582,369
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,243,225
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,820,000	21,112,831
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	7,900,000	6,289,095
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	19,220,000	14,654,820
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,020,000	3,232,026
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,328,707
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,440,458

Total Wireless Telecommunication Services				58,405,335

TOTAL COMMUNICATION SERVICES				482,526,411

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 0.1%
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,410,979
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	389,045
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	666,280
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	3,826,178

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	5.950%	4/1/49	$716,000	$607,927
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	893,647

Total Automobiles				8,794,056

Broadline Retail - 0.8%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,259,236
Amazon.com Inc., Senior Notes	1.200%	6/3/27	8,090,000	7,031,498
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,261,000	5,827,273
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,739,577
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	3,952,973
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,619,036
Amazon.com Inc., Senior Notes	3.600%	4/13/32	21,400,000	18,983,155	(a)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	5,727,207
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	2,833,222
Amazon.com Inc., Senior Notes	4.050%	8/22/47	28,455,000	22,892,260	(a)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	19,520,000	11,447,997
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	3,814,872
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,153,584	(b)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	8,851,027	(b)
Prosus NV, Senior Notes	3.832%	2/8/51	14,500,000	8,017,383	(b)

Total Broadline Retail				119,150,300

Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,691,539
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,610,000	2,434,778
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,354,575
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,803,189
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,339,461
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,620,000	3,392,353
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,423,708
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,195,325
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,689,678
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,088,500
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	564,070
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,400,000	7,306,598
Sands China Ltd., Senior Notes	5.375%	8/8/25	7,559,000	7,327,364
Sands China Ltd., Senior Notes	5.650%	8/8/28	31,015,000	29,215,069
Sands China Ltd., Senior Notes	3.100%	3/8/29	4,690,000	3,883,956

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - (continued)
Sands China Ltd., Senior Notes	4.875%	6/18/30	$15,340,000	$13,257,170
Sands China Ltd., Senior Notes	3.500%	8/8/31	21,050,000	16,674,543

Total Hotels, Restaurants & Leisure				125,641,876

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	5.200%	4/1/26	179,000	168,858

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,806,769
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	708,524
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,743,094
Home Depot Inc., Senior Notes	3.300%	4/15/40	5,250,000	3,916,463
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	627,078
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,410,000	6,421,690
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,544,818
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,613,790

Total Specialty Retail				29,382,226

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,588,510
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	5,591,900
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,166,426
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,137,721
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	835,748

Total Textiles, Apparel & Luxury Goods				17,320,305

TOTAL CONSUMER DISCRETIONARY				300,457,621

CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	12,715,779
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	15,181,000	13,240,474
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,202,666
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	21,378,000	20,735,781
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,412,865
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	8,883,287
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	966,000	817,106

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Beverages - (continued)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	$4,520,000	$4,334,619
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,354,636
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	2,732,381
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	1,946,510
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,833,963
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,227,222
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	726,277
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	701,409
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	1,937,575
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,486,854

Total Beverages				86,289,404

Consumer Staples Distribution & Retail - 0.1%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	10,050,376
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,035
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	3,976,054
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,495,643
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	924,426
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,590,853

Total Consumer Staples Distribution & Retail				19,045,387

Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,475,292	(b)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,011,518	(b)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,790,124
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,427,080
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	271,856
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	31,208
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,133,060	(b)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	8,601,687	(b)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,064,913	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,378,423

Total Food Products				38,185,161

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,592,012
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,048,838

Total Household Products				4,640,850

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,023,808
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,423,359

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Personal Care Products - (continued)
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	$7,020,000	$6,023,903
Kenvue Inc., Senior Notes	4.900%	3/22/33	8,770,000	8,386,441	(b)

Total Personal Care Products				24,857,511

Tobacco - 0.4%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,674,944
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,737,233
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	1,949,659
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,370,000	1,789,062
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,300,391
Altria Group Inc., Senior Notes	5.950%	2/14/49	21,954,000	19,744,403
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	664,759
BAT Capital Corp., Senior Notes	3.557%	8/15/27	4,675,000	4,279,469
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,530,000	2,987,823
BAT Capital Corp., Senior Notes	4.540%	8/15/47	5,017,000	3,457,197
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,466,499
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,123,747
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	982,070
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,335,324

Total Tobacco				56,492,580

TOTAL CONSUMER STAPLES				229,510,893

ENERGY - 6.4%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	75,450
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	912,579

Total Energy Equipment & Services				988,029

Oil, Gas & Consumable Fuels - 6.4%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	80,231
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	9,437,072
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,392,202
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	13,379,898
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	11,901,194
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,322,981
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	8,478,636
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	3,956,560

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	$14,510,000	$9,060,200
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	731,360
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	464,839
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,179,365	(b)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	12,474,873	(b)
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,465,885
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	5,851,914
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,445,278
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	15,920,000	15,548,398	(b)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	5,630,000	5,510,306	(b)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	346,647
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	620,863
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,851,074
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,875,000	13,803,943
Continental Resources Inc., Senior Notes	4.900%	6/1/44	7,230,000	5,319,502
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	11,379,000	10,692,314
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	23,452,417
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,760,849
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,000,025
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,207,620
Devon Energy Corp., Senior Notes	5.600%	7/15/41	16,630,000	14,732,306
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	7,535,055
Devon Energy Corp., Senior Notes	5.000%	6/15/45	21,328,000	17,205,629
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,432,330
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,852,000	12,301,882
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	6,100,000	5,085,363
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,090,000	3,758,024
Ecopetrol SA, Senior Notes	5.875%	5/28/45	70,455,000	46,490,774
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	2,960,321
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,672,153
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,005,127
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,569,207
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,826,244
Energy Transfer LP, Senior Notes	5.250%	4/15/29	6,358,000	6,099,372

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	3.750%	5/15/30	$21,808,000	$19,009,396
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	1,975,527
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	440,150
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,154,917
Energy Transfer LP, Senior Notes	6.250%	4/15/49	11,182,000	10,277,227
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,387,675
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,097,488
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	21,270,000	18,071,568
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	3,670,000	3,885,798
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	479,273
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	488,489
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,475,142
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	352,612
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,431,003
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	3,960,000	3,359,331
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,025,137
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,300,000	9,426,018
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	636,797
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	2,590,000	2,159,998	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	197,212
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,282,000	12,527,316
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,890,000	5,854,700
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,795,000	14,886,042
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,149,579
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	6,340,000	6,123,872

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	$2,946,000	$2,794,841
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	11,398,075
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,450,000	5,827,782
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,705,396
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	2,944,538
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	3,110,000	2,555,923
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	2,802,399
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	11,487,530	(b)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	13,553,000	10,568,087	(b)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,290,586	(b)
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,763,369
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	115,706
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	595,202
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	691,620
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	460,007
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	118,081
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,754,396
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	13,559,829
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	14,600,000	12,562,845
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	785,048
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	790,000	647,352
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,543,437
MPLX LP, Senior Notes	4.000%	3/15/28	4,267,000	3,949,682
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,598,584
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,493,887
MPLX LP, Senior Notes	5.200%	3/1/47	11,830,000	9,675,305
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	3,847,662
MPLX LP, Senior Notes	4.700%	4/15/48	8,277,000	6,282,031
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,165,283
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	288,078
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	619,341

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	$2,550,000	$2,344,421
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,033,391
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	12,009,000	10,227,230
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	8,972,284
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,238,835
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	12,913,274
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	3,644,895
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,570,000	2,528,302
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	3,376,000	2,481,073
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,215,951
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,179,010
ONEOK Inc., Senior Notes	5.550%	11/1/26	3,190,000	3,169,975
ONEOK Inc., Senior Notes	5.800%	11/1/30	5,080,000	4,976,127
ONEOK Inc., Senior Notes	6.050%	9/1/33	10,450,000	10,272,548
ONEOK Inc., Senior Notes	6.625%	9/1/53	13,570,000	13,303,889
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,318,660	(b)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,084,959
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	21,876,043	(b)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,618,991	(b)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,179,613
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	8,590,000	5,023,393
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	8,324,000	4,557,473
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,367,000	4,966,202
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,708,855
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,724,512
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,630,000	13,133,486
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,304,191	(b)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	14,385,374	(b)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	132,003	(b)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,279,753
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,650,000	7,369,348
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	9,500,997
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,233,182
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,356,255
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	2,929,804
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,290,000	11,497,128

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	$3,985,000	$4,386,876
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,940,000	10,726,552
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,003,201
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,509,362	(b)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	17,686,882
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,340,000	4,586,110
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,630,000	2,518,844
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	10,140,000	8,874,348
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,218,878
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,423,728
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,264,134
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	24,727
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	8,825,000	10,042,197
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	6,086,000	4,912,725
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	5,662,914
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	2,260,000	1,807,961

Total Oil, Gas & Consumable Fuels				908,505,268

TOTAL ENERGY				909,493,297

FINANCIALS - 12.2%
Banks - 8.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,310,745	(b)
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,000,000	26,377,250
Banco Santander SA, Senior Notes (4.175%to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	923,812	(c)
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,105,260
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,313,585
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,120,963
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	49,280,000	45,208,400	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,280,824	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	11,264,448	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	$15,760,000	$12,672,317	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	10,903,043	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	17,046,000	15,297,262	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,711,000	7,045,562	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,158,292	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	3,717,000	2,743,401	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	5,000,000	4,582,487	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	22,684,000	20,382,876	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	25,140,000	18,607,376	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	11,720,000	9,096,300	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,072,150	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	33,190,000	29,483,677	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,316,227
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,799,014
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,053,016
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,459,628
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,185,056	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,025,463

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	$1,316,000	$1,150,534	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	18,702,389
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,589,409
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	3,728,628	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	2,909,000	2,719,147	(c)
Barclays PLC, Subordinated Notes (5.088%to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	6,608,000	5,908,927	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	5,533,000	5,341,660	(b)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	5,949,000	5,534,107	(b)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,251,756	(b)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	9,747,108	(b)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	12,051,000	11,992,119	(b)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	27,240,000	26,312,010	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	8,704,000	8,272,170	(b)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	3,019,000	2,681,945	(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,469,903	(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,585,981
Citigroup Inc., Senior Notes	8.125%	7/15/39	6,491,000	7,639,122
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	5,662,831
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,356,906
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	3,872,596	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	46,030,000	36,722,998	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	4,973,254	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	18,054,000	16,342,249	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	$15,970,000	$13,328,578	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	19,648,000	17,655,226	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,062,335	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	5,380,000	5,143,708	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	10,860,000	9,888,420	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,415,132
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	1,982,000	1,958,832
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,273,834
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	19,672,000	18,476,690
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	416,241
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	585,973
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	561,638
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,217,548
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	561,104
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,720,977
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	7,477,000	7,217,551
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	776,129
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,221,904	(b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,613,153	(b)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	7,300,000	6,092,597	(b)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,505,514	(b)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,320,483	(b)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	10,046,000	10,006,616	(b)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	9,745,000	9,239,644	(b)(c)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	$4,872,000	$4,667,961	(b)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,397,765	(b)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	690,000	689,995	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	957,427
HSBC Holdings PLC, Senior Notes (2.848%to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,750,000	9,403,250	(c)
HSBC Holdings PLC, Senior Notes (3.803%to 3/11/24 then 3 mo. Term SOFR + 1.473%)	3.803%	3/11/25	13,793,000	13,624,926	(c)
HSBC Holdings PLC, Senior Notes (4.041%to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	11,121,000	10,298,044	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	204,234
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	2,457,000	2,363,840
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,213,477	(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,168,493	(b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,116,339	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,019,831	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	19,530,000	15,121,800	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,525,081	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,478,492	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,256,276	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	19,448,000	19,362,662	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	6,157,000	5,707,857	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	$17,991,000	$16,798,942	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,495,354	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,507,011
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,225,636
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,742,525
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	7,315,870
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	4,010,000	3,739,856
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,723,307
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,278,892	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,286,346	(c)
NatWest Group PLC, Senior Notes (4.269%to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,741,655	(c)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,512,040
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	13,820,000	13,413,608	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	4,280,000	4,247,038	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,290,533
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	19,350,000	16,879,140
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	353,482	(b)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	374,756	(b)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,270,533
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	3,500,000	3,140,832

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Truist Financial Corp., Senior Notes (6.047%to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	$8,060,000	$7,975,124	(c)
US Bancorp, Senior Notes	1.450%	5/12/25	11,330,000	10,572,453
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,240,000	1,094,504	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	8,530,000	8,307,664	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	3,450,000	3,256,547	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,606,640
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,060,354
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	7,889,850
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,373,556	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	18,000,000	14,993,011	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,970,000	7,254,669	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,289,785	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	103,670,000	87,207,812	(c)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	11,998,085
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	373,336
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,351,601
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,178,211
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	3,589,989
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	11,895,002
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	10,255,944

Total Banks				1,142,045,253

Capital Markets - 3.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,619,013
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	17,400,000	17,349,497
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	3,340,000	3,250,842	(c)
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,027,873
Credit Suisse AG, Senior Notes	4.750%	8/9/24	2,000,000	1,972,038
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,589,853
Credit Suisse AG, Senior Notes	7.950%	1/9/25	18,480,000	18,813,767

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	2.950%	4/9/25	$6,410,000	$6,093,021
Credit Suisse AG, Senior Notes	7.500%	2/15/28	20,890,000	21,862,533
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.439%	10/30/23	22,000	18,087	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,182,560
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	1,003,520
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,330,887
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,820,705
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,965,000	10,203,118
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	5,827,666
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,534,781
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,048,028
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	3,810,363	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	4,920,000	3,799,780	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,662,098	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	760,038	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,187,610	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	8,956,000	8,258,240	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	17,026,000	15,468,394	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	31,995,000	29,608,168	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	6,394,000	6,163,250
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,086,205
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	18,411,000	15,800,570
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	2,500,000	2,298,928

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	$1,030,000	$896,546
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	288,668	(b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	17,836,872	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	11,500,000	8,673,138	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	788,482	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	15,838,792	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	25,630,000	22,091,027	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	7,449,000	6,796,095	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	4,534,000	4,196,088	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,016,387
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	2,991,102	(b)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	27,631,963	(b)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,618,918	(b)
UBS Group AG, Senior Notes	4.550%	4/17/26	457,000	439,019
UBS Group AG, Senior Notes	4.253%	3/23/28	11,773,000	10,829,315	(b)
UBS Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,108,715
UBS Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	14,166,676	(b)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,922,777	(b)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	4,200,000	3,177,672	(b)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	11,224,437	(b)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	15,731,869	(b)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,544,067	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	$6,030,000	$5,699,968	(b)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	28,855,000	33,344,685	(b)(c)

Total Capital Markets				430,304,711

Consumer Finance - 0.2%
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,523,409
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	20,108,109
American Express Co., Senior Notes	4.050%	5/3/29	7,290,000	6,788,699

Total Consumer Finance				34,420,217

Financial Services - 0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	19,250,000	17,251,684
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	15,047,724
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	9,740,000	7,746,464
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	264,111
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	6,026,798
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.459%	12/21/65	3,743,000	2,832,416	(b)(c)
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	821,570
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,473,089
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,550,000	11,990,449
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,576,782	(b)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,570,135
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,658,611
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	2,968,857
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	523,428	(b)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	5,736,634
Visa Inc., Senior Notes	3.150%	12/14/25	2,917,000	2,785,167
Visa Inc., Senior Notes	4.300%	12/14/45	6,643,000	5,629,390

Total Financial Services				95,903,309

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	$2,554,000	$2,410,523
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	91,212
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,104,877
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,527,056	(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,227,417
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,723,908	(b)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,335,096	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	98,019	(b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	2,951,919	(b)

Total Insurance				22,470,027

TOTAL FINANCIALS				1,725,143,517

HEALTH CARE - 2.7%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,486,387
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,132,474
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	3,953,533
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,121,428
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,307,827
AbbVie Inc., Senior Notes	3.200%	11/21/29	36,490,000	32,219,337
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	212,027
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,015,089
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,509,000	11,497,135
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,444,328
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,638,559
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	597,214
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,401,213

Total Biotechnology				89,026,551

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	1,746,056
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,355,532
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	2,910,000	2,859,218
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	327,850
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,038,394

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Equipment & Supplies - (continued)
Medtronic Inc., Senior Notes	4.625%	3/15/45	$410,000	$360,107
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	6,371,856	(b)

Total Health Care Equipment & Supplies				16,059,013

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,407,316
Cigna Group, Senior Notes	4.125%	11/15/25	2,499,000	2,420,317
Cigna Group, Senior Notes	4.375%	10/15/28	25,372,000	24,014,423
Cigna Group, Senior Notes	4.800%	8/15/38	10,930,000	9,636,374
Cigna Group, Senior Notes	4.900%	12/15/48	4,290,000	3,619,198
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	287,866
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,446,338
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,598,652
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,061,925
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,300,000	9,992,817
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,457,726
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,104,444
CVS Health Corp., Senior Notes	4.780%	3/25/38	17,470,000	15,052,973
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,711,443
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,375,062
CVS Health Corp., Senior Notes	5.050%	3/25/48	17,778,000	14,784,187
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,074,600
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	284,412	284,824
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,064,837	3,033,316
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,738,922
Elevance Health Inc., Senior Notes	3.650%	12/1/27	7,067,000	6,554,409
Elevance Health Inc., Senior Notes	4.100%	5/15/32	5,510,000	4,911,018
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	1,839,515
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,159,050
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,536,578
Humana Inc., Senior Notes	3.700%	3/23/29	15,270,000	13,936,488
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,503,696
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,761,926
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	637,593
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	201,823
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,178,415
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	779,970
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	10,630,000	9,953,612
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,310,422

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	$1,380,000	$1,115,718
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,391,738
UnitedHealth Group Inc., Senior Notes	5.350%	2/15/33	3,000,000	2,969,267
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	590,583
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,557,686
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,550,892
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,311,546
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,034,562
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,048,916
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,028,593
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	1,437,000	945,824
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	4,634,002
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	467,320

Total Health Care Providers & Services				211,013,885

Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	9,961,689
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,545,539
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	4,812,712
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	1,945,768
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,240,256
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,297,258
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,434,089
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	6,428,724
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	5,964,676
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	4,974,342
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,622,338
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	8,460,360
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	1,980,000	1,872,444
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,280,400

Total Pharmaceuticals				66,840,595

TOTAL HEALTH CARE				382,940,044

INDUSTRIALS - 2.6%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,320,349
Boeing Co., Senior Notes	4.875%	5/1/25	24,660,000	24,240,275
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,288,286
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,344,826
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,622,211

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Boeing Co., Senior Notes	3.200%	3/1/29	$5,382,000	$4,730,066
Boeing Co., Senior Notes	5.150%	5/1/30	16,070,000	15,359,866
Boeing Co., Senior Notes	3.250%	2/1/35	19,527,000	15,028,375
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	424,052
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	10,885,985
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,152,704
Boeing Co., Senior Notes	5.805%	5/1/50	22,830,000	20,692,431
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	6,734,603
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	578,284
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,197,189
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,576,855
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	236,355
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,455,018
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	502,007
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	18,680,000	14,761,632
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	11,159,000	10,764,696
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,720,081
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	34,645,545
RTX Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,866,422
RTX Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,731,050
RTX Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,079,309
RTX Corp., Senior Notes	2.250%	7/1/30	6,940,000	5,589,360
RTX Corp., Senior Notes	4.500%	6/1/42	833,000	682,407
RTX Corp., Senior Notes	4.150%	5/15/45	5,000,000	3,792,516
RTX Corp., Senior Notes	3.125%	7/1/50	12,950,000	8,067,174

Total Aerospace & Defense				217,069,929

Air Freight & Logistics - 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	29,339,000	26,091,173	(b)
DP World Ltd., Senior Notes	4.700%	9/30/49	13,370,000	10,547,927	(e)

Total Air Freight & Logistics				36,639,100

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	332,654
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	439,286

Total Building Products				771,940

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,024,648
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,104,776
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,541,517

Total Commercial Services & Supplies				9,670,941

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	$2,524,000	$2,056,850
Emerson Electric Co., Senior Notes	2.800%	12/21/51	23,020,000	13,987,246

Total Electrical Equipment				16,044,096

Ground Transportation - 0.1%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,160,000	715,282
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,187,292
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,029,782
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,530,000	5,469,123
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	128,915
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,101,955
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	4,481,698

Total Ground Transportation				19,114,047

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	16,538,000	13,841,678
3M Co., Senior Notes	3.050%	4/15/30	771,000	667,123
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	2,514,797

Total Industrial Conglomerates				17,023,598

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,619,329
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	10,020,598
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,795,591

Total Machinery				14,435,518

Passenger Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,385,307
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	8,836,000	8,585,805	(b)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,290,000	10,733,540	(b)

Total Passenger Airlines				20,704,652

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,400,772
Air Lease Corp., Senior Notes	5.300%	2/1/28	7,240,000	6,999,566

Total Trading Companies & Distributors				11,400,338

TOTAL INDUSTRIALS				362,874,159

INFORMATION TECHNOLOGY - 1.9%
IT Services - 0.1%
International Business Machines Corp.,
Senior Notes	3.000%	5/15/24	16,559,000	16,280,879

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	$8,600,000	$6,884,621
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,782,931
Broadcom Inc., Senior Notes	3.137%	11/15/35	28,260,000	20,613,593	(b)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	184,626	(b)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,350,139	(b)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	824,087
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,670,501
Intel Corp., Senior Notes	5.125%	2/10/30	5,220,000	5,124,962
Intel Corp., Senior Notes	5.200%	2/10/33	5,350,000	5,182,787
Intel Corp., Senior Notes	4.750%	3/25/50	6,335,000	5,243,591
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,649,910
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,233,932
Micron Technology Inc., Senior Notes	5.875%	2/9/33	3,120,000	2,982,885
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	663,473
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	6,839,427
NVIDIA Corp., Senior Notes	3.500%	4/1/50	13,177,000	9,612,590
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	4,862,762
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,885,922
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	7,674
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,361,308
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,340,000	4,416,370
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,233,935
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,372,096
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	33,431,241	(a)

Total Semiconductors & Semiconductor Equipment				141,415,363

Software - 0.7%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	7,285,188
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,919,553
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,876,639
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,299,414
Microsoft Corp., Senior Notes	3.300%	2/6/27	11,380,000	10,803,014
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	93,686
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,057,386
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,031,000	1,990,101
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	562,873
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	14,641,755
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,153,391
Oracle Corp., Senior Notes	4.650%	5/6/30	7,230,000	6,765,114

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Software - (continued)
Oracle Corp., Senior Notes	2.875%	3/25/31	$25,910,000	$21,175,472
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	8,696,294

Total Software				93,319,880

Technology Hardware, Storage & Peripherals - 0.1%
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,287,694
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,257,093

Total Technology Hardware, Storage & Peripherals				12,544,787

TOTAL INFORMATION TECHNOLOGY				263,560,909

MATERIALS - 2.1%
Chemicals - 0.5%
MEGlobal BV, Senior Notes	4.250%	11/3/26	17,321,000	16,478,333	(b)
MEGlobal BV, Senior Notes	2.625%	4/28/28	28,240,000	24,459,031	(b)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,665,662	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,709,327	(b)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	10,516,758	(b)

Total Chemicals				68,829,111

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,801,179	(b)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,135,329	(b)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,067,070	(b)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	721,557
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,383,997
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	7,105,215
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,665,000	13,513,203	(b)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	34,500,000	22,484,686	(b)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,652,723
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	3,000,000	2,561,701
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,037,631	(b)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,651,775	(b)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,006,991	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	37,038,000	32,053,370
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,846,000	5,446,031
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	36,297,000	36,936,372

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$6,708,000	$6,755,365
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,518,361

Total Metals & Mining				179,832,556

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	49,955,000	48,649,831

TOTAL MATERIALS				297,311,498

REAL ESTATE - 0.0%††
Retail REITs - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,774,747	(b)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	918,960	(b)

TOTAL REAL ESTATE				4,693,707

UTILITIES - 0.8%
Electric Utilities - 0.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,500,000	5,935,815	(b)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,283,456	(b)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	7,838,531	(b)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	15,411,351	(b)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,628,621
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	1,911,933
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,493,662
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,049,778
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	1,970,000	1,674,210
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,557,000	6,911,762
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,484,985	(b)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,703,943
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,100,000	3,122,153
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	532,445
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,180,000	2,493,330

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	$4,743,000	$4,464,349	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,517,975	(b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	18,734,000	15,274,205	(e)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	15,426,000	13,681,359	(b)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	4,776,722
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	2,000,000	1,484,375

Total Electric Utilities				117,674,960

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,355,244
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,391,904

Total Multi-Utilities				3,747,148

TOTAL UTILITIES				121,422,108

TOTAL CORPORATE BONDS & NOTES (Cost - $6,014,277,755)				5,079,934,164

MORTGAGE-BACKED SECURITIES - 35.5%
FHLMC - 9.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	2/1/30	5,200,000	4,943,244
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-2/1/53	153,258,826	138,372,529
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36-3/1/53	15,836,592	15,678,086
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-6/1/52	97,661,091	84,887,382
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-6/1/53	65,587,429	62,050,529
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-2/1/52	434,084,963	339,174,626
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	106,341,384	81,764,415
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	298,075,447	239,569,565

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	31

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42- 4/1/52	$126,816,646	$106,386,014
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	58,891,251	54,359,566
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52-7/1/53	70,308,879	68,114,860
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53- 5/1/53	39,604,039	39,975,349
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53	28,790,081	27,197,203	(f)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	9,799,420	9,278,517	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.097%	2/1/50	12,974,188	12,235,215	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.005%	11/1/48	27,537,302	25,552,119	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.105%	3/1/47	2,492,873	2,348,658	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24- 3/1/39	226,561	237,632
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	12/1/24-3/1/44	2,123,658	2,062,033
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	2/1/29- 6/1/47	8,552,671	8,078,555
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32- 9/1/39	150,166	154,191
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 2/1/49	5,234,187	4,682,082
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35- 4/1/38	1,230,251	1,198,357
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	89,780	91,460
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	23,675,410	21,596,338
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	23,392,615	19,854,292

Total FHLMC				1,369,842,817

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - 16.9%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	$655,847	$628,999
Federal National Mortgage Association (FNMA)	7.500%	8/1/25-4/1/28	8,583	8,558
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/53	46,391,296	46,017,630
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	669,551	684,239
Federal National Mortgage Association (FNMA)	4.490%	6/1/28	3,943,000	3,827,179
Federal National Mortgage Association (FNMA)	2.930%	7/1/28-6/1/30	10,371,118	9,252,365
Federal National Mortgage Association (FNMA)	4.830%	9/1/28	12,422,000	12,239,344
Federal National Mortgage Association (FNMA)	4.860%	9/1/28	10,327,000	10,188,391
Federal National Mortgage Association (FNMA)	4.880%	9/1/28	3,200,000	3,160,048
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	805,000	811,345
Federal National Mortgage Association (FNMA)	5.000%	10/1/28	1,200,000	1,203,238	(g)(h)(i)
Federal National Mortgage Association (FNMA)	5.130%	10/1/28	6,400,000	6,373,250	(g)(i)
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,055,810	1,876,855
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,669,258	4,304,113
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,222,320	2,003,354
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	4,984,365	4,538,019
Federal National Mortgage Association (FNMA)	4.740%	6/1/30	3,400,000	3,262,890
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	139,176,601	129,576,389
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,299,901	16,996,404	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-2/1/53	23,237,878	23,520,492

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	33

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	$100,000	$87,029
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	12,600,000	11,246,109
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	3,400,000	3,073,178
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	2,500,000	2,221,114
Federal National Mortgage Association (FNMA)	3.900%	8/1/32	1,600,000	1,427,175
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	394,758	369,315
Federal National Mortgage Association (FNMA)	5.290%	12/1/32	417,000	417,996
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	1,275,000	1,213,281
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	1,843,497	1,771,270
Federal National Mortgage Association (FNMA)	4.720%	1/1/33	100,000	96,167
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	400,000	388,457
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	400,000	395,213
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,440,000	2,280,153
Federal National Mortgage Association (FNMA)	4.420%	3/1/33-4/1/33	2,115,406	1,983,099
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	1,380,000	1,341,879
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-6/1/52	240,568,142	210,423,976
Federal National Mortgage Association (FNMA)	2.789%	1/1/35	3,352,617	2,723,063	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-4/1/52	413,247,929	349,722,289
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	95,690,026	92,717,742
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	496,602,365	399,435,344

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.000%	1/1/39-5/1/53	$60,501,272	$57,422,781
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	458,876,106	355,709,267
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	33,128,133	24,117,906
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	187,732,559	168,984,573
Federal National Mortgage Association (FNMA)	3.500%	1/1/50	40,602,582	35,484,357	(f)
Federal National Mortgage Association (FNMA)	3.000%	11/1/50-11/1/51	28,943,616	24,371,380	(f)
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	51,100,000	38,879,914	(i)
Federal National Mortgage Association (FNMA)	2.500%	10/1/53	27,000,000	21,434,368	(i)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	4,500,000	3,870,352	(i)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	11,900,000	10,595,648	(i)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	16,500,000	15,150,352	(i)
Federal National Mortgage Association (FNMA)	5.000%	10/1/53	14,500,000	13,680,977	(i)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	57,700,000	55,763,894	(i)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	139,600,000	137,778,657	(i)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	70,500,000	70,824,961	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.810%)	6.237%	11/1/35	94,784	92,288	(c)

Total FNMA				2,397,968,626

GNMA - 8.9%
Government National Mortgage Association (GNMA)	7.000%	3/15/24-5/15/32	3,147	3,118
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,193,028	1,215,499
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	887,974	890,608

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	35

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	$15,765	$15,757
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	65,372	64,835
Government National Mortgage Association (GNMA)	5.000%	1/15/40	15,149	14,766
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	6,108,154	5,321,195
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,606,076	3,229,882
Government National Mortgage Association (GNMA)	4.000%	3/15/50	287,209	261,818
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,038,570	1,076,798
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	261,185	272,254
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	133,103,778	124,177,071
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-5/20/53	120,137,642	114,738,614
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/53	148,987,185	131,611,596
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-4/20/53	120,922,470	110,447,416
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/53	328,303,772	278,496,604
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-2/20/53	156,648,986	127,365,900
Government National Mortgage Association (GNMA) II	2.000%	2/20/51-3/20/51	38,355,579	30,200,598
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-2/20/53	23,983,747	23,326,017
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	21,105,949	20,934,859	(f)
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	1,100,000	869,816	(i)
Government National Mortgage Association (GNMA) II	2.500%	10/20/53	11,700,000	9,564,273	(i)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	4,100,000	3,475,391	(i)

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	$25,600,000	$22,426,000	(i)
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	1,700,000	1,531,793	(i)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	100,000	92,387	(i)
Government National Mortgage Association (GNMA) II	5.000%	10/20/53	67,100,000	63,587,735	(i)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	88,000,000	85,401,249	(i)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	84,900,000	84,130,595	(i)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	24,000,000	24,136,875	(i)

Total GNMA				1,268,881,319

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,534,109,763)				5,036,692,762

COLLATERALIZED MORTGAGE OBLIGATIONS (j) - 13.0%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. Term SOFR + 0.494%)	5.814%	7/25/46	389,108	328,555	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	29,792,032	26,814,623	(b)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	7.573%	6/17/39	8,625,000	8,623,292	(b)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	6.563%	1/20/37	18,498,407	18,119,460	(b)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,659,563
BANK, 2020-BN29 C	3.135%	11/15/53	1,930,000	1,278,237	(c)
BANK, 2021-BN36 XA, IO	1.010%	9/15/64	43,884,114	1,840,930	(c)
BANK, 2022-BNK44 A5	5.937%	11/15/55	7,280,000	7,219,320	(c)
Benchmark Mortgage Trust, 2019-B10 A2	3.614%	3/15/62	7,659,559	7,536,952
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,731,251
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	10,028,276	(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.213%	4/15/54	21,946,421	1,205,912	(c)
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	6.879%	7/15/35	21,879,000	21,619,780	(b)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	19,894,343	19,282,484	(b)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. Term SOFR + 1.114%)	6.446%	4/15/34	8,956,000	8,889,971	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	37

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.367%	10/15/36	$7,413,439	$7,394,735	(b)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. Term SOFR + 0.803%)	6.135%	10/15/38	23,684,665	23,160,774	(b)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	6.345%	2/15/39	16,201,389	15,831,468	(b)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.332%	1/15/39	20,360,000	19,925,959	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,831,052	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.607%	4/25/35	17,187	12,374	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,700,572
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	5,985,244
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,144,051
Citigroup Commercial Mortgage Trust, 2017-B1 A3	3.197%	8/15/50	8,467,162	7,685,092
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,106,533
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,243,331	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	14,358,504
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.347%	11/15/37	49,277,315	48,817,902	(b)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	15,468,340	13,497,771	(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,057,000	3,575,155	(b)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	392,953
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	283,832	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.112%	10/10/46	188,000	70,624	(c)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	2,830,000	2,600,981	(b)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.188%	3/10/47	10,221,873	2,269	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,100,787	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	8,843,807	(b)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,439,046	(b)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	5,660,000	5,676,309	(b)

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	$13,433,000	$12,127,690
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	14,155,292	13,377,993	(b)(c)
CSMC Trust, 2017-RPL1 M1	2.962%	7/25/57	22,223,700	17,733,408	(b)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	5,858,187	5,300,000	(b)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	15,808,354	13,611,181	(b)(c)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.360%	5/15/36	24,271,615	24,249,756	(b)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	3,047,517	2,922,644	(b)
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	9.186%	9/16/25	54,350,000	36,081,025	(b)(c)
CSMC Trust, 2020-FACT A (1 mo. Term SOFR + 1.464%)	6.797%	10/15/37	8,970,000	8,783,418	(b)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	9,505,201	9,331,075	(b)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	18,845,872	16,089,083	(b)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	9.300%	11/15/23	17,000,000	16,489,167	(b)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	6,694,901	4,928,269	(b)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,289,622	1,669,688	(b)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	28,341,869	22,992,655	(b)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	9,711,013	8,985,103	(b)(c)
CSMC Trust, 2021-RPL2 A1	0.000%	1/25/60	25,543,029	21,478,142	(b)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	13,760,598	12,875,626	(b)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	14,401,596	12,543,200	(b)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.816%	10/25/66	20,703,304	20,596,239	(b)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.277%	1/15/24	17,000,000	14,610,000	(b)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	32,223,691	26,588,251	(b)(c)
CSMC Trust, 2022-RPL4 A1	3.904%	4/25/62	9,270,454	8,526,138	(b)(c)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	7,610,000	7,531,982	(b)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,146,874	(c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	10,590,000	10,576,572	(b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	23,332,009	20,285,210	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.884%	6/25/34	16,469	14,868	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. Term SOFR + 0.404%)	5.737%	4/15/36	$1,757,361	$1,509,144	(b)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	22,560,100	18,422,544	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,366,935	2,882,916	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	658,760	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	881,262	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020- ML07 XUS, IO	2.016%	10/25/36	16,859,069	2,343,748	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	15,000,000	870,497	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.416%	12/25/26	253,129,240	2,118,590	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.491%	12/25/27	60,808,293	809,985	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.706%	3/25/29	33,240,865	864,957	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	1.083%	5/25/29	19,465,511	805,257	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.374%	6/25/29	10,114,000	601,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.947%	10/25/29	19,702,334	793,730	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K105 X1, IO	1.644%	1/25/30	31,878,749	2,382,018	(c)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.477%	1/25/30	$27,037,228	$1,808,112	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K110 X1, IO	1.813%	4/25/30	16,399,334	1,356,886	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K115 X1, IO	1.427%	6/25/30	5,974,539	409,577	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K116 X1, IO	1.528%	7/25/30	13,412,023	970,011	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.118%	10/25/30	1,480,367	79,656	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.810%	12/25/30	42,293,568	1,703,027	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K128 X1, IO	0.612%	3/25/31	48,602,649	1,435,761	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.444%	9/25/31	75,602,034	1,690,817	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K136 X1, IO	0.495%	12/25/31	187,041,174	4,256,234	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.403%	3/25/32	34,179,592	714,326	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.450%	4/25/55	6,992,291	170,788	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K145 X1, IO	0.430%	6/25/55	22,464,586	524,312	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.352%	6/25/54	54,481,088	998,181	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.488%	6/25/32	19,971,926	540,528	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	41

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K148 X1, IO	0.391%	7/25/32	$59,187,136	$1,210,673	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K149 X1, IO	0.403%	8/25/32	32,946,194	708,004	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K151 X1, IO	0.330%	10/25/32	75,241,416	1,234,832	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K154 X1, IO	0.527%	1/25/33	25,996,841	760,077	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K155 X1, IO	0.421%	4/25/33	8,996,735	207,856	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K159 X1, IO	0.123%	7/25/33	174,435,000	2,478,939	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K507 A2	4.800%	9/25/28	2,900,000	2,849,317	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.410%	7/25/26	8,009,032	224,631	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.746%	10/25/26	41,387,706	616,689	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.653%	12/25/27	17,913,810	346,525	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.867%	3/25/28	18,444,382	424,011	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K750 A2	3.000%	9/25/29	500,000	446,427
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K751 A2	4.412%	3/25/30	3,600,000	3,444,270
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1511 X1, IO	0.929%	3/25/34	3,551,809	187,587	(c)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.636%	2/25/35	$25,532,663	$2,831,695	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.629%	5/25/35	7,422,346	871,150	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.436%	7/25/35	6,346,162	647,887	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.578%	2/25/36	14,948,171	562,994	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.365%	6/25/27	7,212,933	181,104	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,573,991
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily WI Certificates, K160 A2	4.500%	12/25/33	5,900,000	5,534,363	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	845,320	859,033
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,309,746	1,286,851
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.862%	11/15/36	219,933	15,237	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.002%	2/15/37	563,293	41,073	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.602%	9/15/37	466,996	28,592	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.802%	1/15/40	124,354	8,849	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	371,671	367,575

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.522%	10/15/41	$287,078	$19,751	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.062%	12/15/41	218,293	19,710	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.622%	8/15/39	442,116	27,159	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.572%	8/15/42	577,529	48,150	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	368,902	35,568
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO, PAC	3.500%	4/15/43	1,263,027	210,009
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.822%	9/15/42	360,302	23,984	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	312,810	10,487
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	89,854	2,958
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.522%	2/15/44	683,505	48,347	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.572%	5/15/44	275,929	20,030	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	359,972	15,508	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,068,108	2,657,261
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,049,627	1,761,324
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,622,990	1,378,256
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	1,306,056	1,006,034
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	3,966,064	597,455

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	$10,580,972	$1,627,863
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,569,086	720,819
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,141,066	1,203,660
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,685,714	464,460
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	13,648,944	2,156,398
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,169,233	750,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	23,740,155	2,746,195
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	1,983,959	1,658,023
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	16,596,219	2,379,065
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	22,483,441	3,143,639
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,217,697	1,254,561
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	567,638	500,059
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	745,629	100,902
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	18,282,125
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	10,593,532
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.815%	10/25/41	38,510,000	38,005,796	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	7.115%	11/25/41	3,500,000	3,423,673	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	6.315%	1/25/42	$26,704,017	$26,474,787	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.315%	4/25/42	11,527,052	11,615,068	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	8.215%	4/25/42	33,130,000	33,912,862	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	7.515%	5/25/42	4,512,813	4,562,603	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	94,219	3,683
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.672%	8/15/44	196,201	16,203	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.572%	12/15/46	3,101,392	242,434	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.615%	8/25/33	18,703,429	18,866,974	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (30 Day Average SOFR + 4.514%)	9.829%	1/25/24	5,069,610	5,117,700	(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.415%	3/25/42	11,510,000	11,699,602	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	399,370	364,436	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.231%	1/25/24	4,613,491	26	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.575%	12/25/24	85,552,613	258,703	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,509,323	1,403,782	(c)

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	$780,234	$719,788	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,273,592
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	1,967,309	1,790,825
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,564,272	3,273,716
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	2,004,843	1,877,036
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.940%	6/25/34	3,873,986	153,745	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.671%	6/25/29	9,344,820	224,582	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	208,732	183,495
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,133,599	4,328,450	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,411,051	2,236,109
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,437,499	1,195,313
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.540%	9/25/34	19,222,749	1,213,547	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.603%	12/25/33	36,929,024	2,696,321	(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.894%	8/25/32	2,600,000	2,330,886	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.051%	4/25/40	261,088	22,577	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,331,786	1,290,122
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	430,846	430,219
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.271%	10/25/26	89,132	1,363	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	14,407	14,511

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.071%	4/25/42	$571,819	$51,519	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	397,884	403,900
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	148,474	156,366
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	26,800	23,518
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.221%	3/25/42	472,011	25,069	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	53,599	46,868
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.171%	7/25/42	119,757	10,999	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	53,978	1,134
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	7,644,531	6,661,294
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	410,905	34,318	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	274,075	24,183	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	765,905	794,804
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,012,197	2,009,770
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	474,761	79,903
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	44,444	1,702
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	756,161	131,237
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	6/25/43	925,701	83,817	(c)

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.521%	12/25/43	$1,981,417	$160,542	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	9/25/41	759,469	38,794	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,089,199	50,072	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	88,836	75,143
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	8/25/45	557,550	49,689	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,459,093	1,147,066
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.671%	10/25/57	6,244,014	561,201	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.771%	11/25/47	1,810,387	128,915	(c)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	800,167	708,120
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,509,318	3,479,123
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,226,432
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	4,413,029	686,175
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	5,236,863	4,381,391
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	617,788	102,845
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,875,501	625,037
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	24,177,086	3,633,037
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	29,411,269	3,910,405
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	16,716,609	2,763,093

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	$20,775,684	$3,238,318
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	6,110,422	4,832,032
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	7,445,536	1,129,740
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	913,800	155,329
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	31,074,591	4,327,221
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	1,563,036	1,318,373
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	43,829,892	5,983,517
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	542,596	498,778
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	1,532,350	215,835
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	159,362	34,410
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	57,617	11,452
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	28,690	5,710	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	27,572	5,972	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	39,873	6,510
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	204,412	44,561
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	314,224	9,220
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	451,681	16,177
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	565,939	86,392
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	663,171	120,858
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	468,592	86,871

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	$309,717	$57,669
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	348,446,520	1,623,691	(b)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	636,035	554,105	(b)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000x1 mo. Term SOFR + 6.366%)	1.041%	4/20/40	53,682	4,970	(c)
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000x1 mo. Term SOFR + 6.436%)	1.111%	6/20/40	944,545	88,860	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.211%	1/20/40	13,710	71	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.993%	3/20/60	596,752	594,719	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.443%	5/20/60	281,806	282,292	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.782%	8/20/58	200,778	199,613	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.812%	12/20/60	716,502	712,279	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.832%	12/20/60	696,722	692,833	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.932%	1/20/61	480,439	478,330	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.932%	12/20/60	761,034	757,519	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.882%	2/20/61	712,261	708,597	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.912%	3/20/61	885,890	882,185	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.932%	3/20/61	$517,525	$515,516	(c)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.236%	4/16/53	4,834,525	11,214	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000x1 mo. Term SOFR + 5.936%)	0.611%	3/20/42	1,061,666	90,239	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,411,935	161	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	15,468	111
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000x1 mo. Term SOFR + 5.986%)	0.655%	8/16/42	416,747	33,830	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.111%	2/16/53	3,755,086	8,829	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000x1 mo. Term SOFR + 6.086%)	0.755%	10/16/42	427,328	34,206	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	22,490,807	30,907	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,860,467	112,219	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.839%	11/16/47	3,054,946	2,635,637	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.012%	2/16/46	2,641,588	57,212	(c)
Government National Mortgage Association (GNMA), 2014-5 SP, IO, PAC (-1.000x1 mo. Term SOFR + 6.036%)	0.705%	6/16/43	187,100	5,607	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	69,503	64,508	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.148%	2/16/48	647,829	2,568	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.628%	9/16/55	3,046,012	74,944	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000x1 mo. Term SOFR + 6.086%)	0.761%	8/20/44	3,653,045	329,649	(c)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	$261,161	$5,345
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.372%	8/16/54	4,593,698	48,357	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.343%	4/16/55	11,208,846	135,215	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,225,220	235,126
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,612,511	1,309,738
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000x1 mo. Term SOFR + 5.986%)	0.655%	10/16/46	1,876,505	208,039	(c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.197%	7/20/65	159,851	159,366	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.448%	8/16/58	4,916,733	117,488	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	8,048,360	272,984	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.592%	7/16/58	2,738,445	77,675	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,152,119	125,716	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.506%	4/16/57	5,724,605	161,624	(c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.504%	12/16/59	3,214,899	108,467	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,280,976	44,611	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.574%	11/20/67	410,264	11,392	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,124,913	964,012
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	563,323	519,994
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.732%	2/20/68	2,271,745	2,247,079	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.732%	5/20/68	$3,878,797	$3,870,096	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.732%	5/20/68	2,192,574	2,173,349	(c)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	367,377	324,440
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,210,363	1,895,005
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	7,458,052	1,276,379
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,729,188	455,146
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,915,955	2,830,179
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	14,130,921	775,246	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	2,953,213	385,962
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	9,610,699	1,295,700
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,533,524	617,834
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,297,567	588,162
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.940%	6/16/62	17,203,983	1,057,842	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,186,658	432,774
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,454,535	633,900
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	14,930,400	1,987,323
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	33,060,073	3,573,143
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,629,863	336,602	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.926%	12/16/62	77,391,582	4,970,606	(c)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	4.849%	5/20/70	$8,672,250	$8,613,023	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.682%	4/20/70	6,676,939	6,735,025	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.531%	7/20/70	1,896,748	1,847,450	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.000%	7/20/70	2,923,197	2,832,209	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.941%	7/20/70	22,543,037	21,869,536	(c)
Government National Mortgage Association (GNMA), 2021-2 AH	1.500%	6/16/63	843,659	604,209
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	447,636	437,832
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,532,651	5,522,613
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,046,264	770,785
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	523,514	501,292
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,223,464	4,032,480
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,394,626	941,461	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	15,925,827	930,406	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	13,549,685	813,988	(c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	3,529,425	2,638,758
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	8,598,324	907,644
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	5,377,121	4,360,853
Government National Mortgage Association (GNMA), 2021-223 P, PAC	2.000%	6/20/51	21,687,166	18,209,256

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	$7,849,057	$3,540,261
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	66,203,262	3,294,652	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,621,415	682,399	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,680,368	1,505,578	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	10,487,691
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	1,000,000	763,565
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	8,965,767
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,495,272	10,688,844
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,235,885	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.695%	7/16/64	8,428,735	537,523	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	7,458,918	476,095	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	5,336,325	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	44,258,305	31,640,006
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	67,457,114	4,144,896	(c)
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. Term SOFR + 1.631%)	6.964%	7/15/35	11,033,000	5,283,524	(b)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. Term SOFR + 1.914%)	7.247%	9/15/31	23,499,595	19,630,552	(b)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. Term SOFR + 3.114%)	8.447%	9/15/31	28,427,389	15,522,017	(b)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	712,132	707,537	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,310,470
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. Term SOFR + 0.854%)	6.179%	6/20/35	3,061,603	2,768,263	(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.755%	9/25/35	12,158	10,619	(c)

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.821%	8/15/39	$6,000,000	$6,019,614	(b)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.385%	8/15/46	101,574	94,895	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.032%	1/15/47	439,000	397,936	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.700%	9/15/47	1,379,000	1,066,313	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	570,552	538,601
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,186,936	1,945,936	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.929%	4/15/37	7,322,097	6,751,306	(b)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	4,712,965	4,051,484	(b)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,292,221	3,666,662	(b)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (6.250% to 8/25/24 then 7.250%)	6.250%	6/25/60	6,685,470	6,619,105	(b)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	13,741,395	12,784,000	(b)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	7,195,169	6,680,005	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.784%	5/25/35	321,438	169,811	(b)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	5.045%	12/25/35	11,143	5,908	(c)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	4.227%	2/25/36	9,778	9,069	(c)
MHC Trust, 2021-MHC2 A (1 mo. Term SOFR + 0.964%)	6.296%	5/15/38	4,575,276	4,505,433	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,079,207	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.022%)	6.355%	11/15/34	1,971,021	1,953,382	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. Term SOFR + 1.992%)	7.322%	5/15/36	15,222,188	14,667,758	(b)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	57

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.168%	3/15/52	$41,006,486	$1,680,118	(c)
Morgan Stanley Mortgage Loan Trust, 2005- 3AR 2A2	3.269%	7/25/35	233,462	202,042	(c)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	6,358,000	5,854,531	(b)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	99,343	87,547	(b)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	13,824,008	(b)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	6,307,170	5,884,429	(b)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	8,708,945	7,920,150	(b)(c)
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	22,529,427	20,908,344	(b)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	10,132,379	8,183,259	(b)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	15,338,517	13,523,869	(b)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	46,381	23,991
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	21,314,926	21,235,429	(b)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	13,748,701	12,241,429	(b)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,259,193	5,356,334	(b)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	16,304,433	13,568,757	(b)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	20,930,000	20,980,203	(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.931%	10/15/36	14,775,049	14,409,990	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	10,226,122	7,737,890	(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	8,229,185	6,331,141	(b)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	10,504,041	8,588,152	(b)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	21,202,523	16,676,336	(b)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	8,741,167	7,568,248	(b)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	29,266,859	28,361,972	(b)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.314%	1/15/27	11,250,000	10,759,252	(b)(c)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.333%	1/15/39	20,410,000	19,899,850	(b)(c)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Soho Trust, 2021-SOHO A	2.786%	8/10/38	$34,000,000	$23,477,473	(b)(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	15,568,109	(b)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	14,847,996	13,428,549	(b)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,180,805	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.323%	12/15/51	2,960,000	2,364,539	(c)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	28,006,478	(b)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,701,763	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.683%	9/25/33	4,884	4,498	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	3.995%	9/25/36	55,166	47,213	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	365,210	348,662	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,909,874
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.197%	5/15/48	28,385,041	285,185	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	5,986,071
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.653%	8/15/54	97,699,724	7,483,428	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	5,903,031	(b)
WFRBS Commercial Mortgage Trust, 2014- C19 B	4.723%	3/15/47	224,000	209,637	(c)
WFRBS Commercial Mortgage Trust, 2014- C19 XA, IO	1.110%	3/15/47	4,530,218	6,705	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,187,621	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	1.146%	8/15/47	20,610,188	139,910	(c)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,360,213

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,053,965,768)				1,840,333,114

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 8.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	$18,010,000	$19,947,495

U.S. Government Obligations - 8.1%
U.S. Treasury Bonds	1.125%	8/15/40	49,340,000	28,067,907
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	40,017,451
U.S. Treasury Bonds	3.250%	5/15/42	350,000	278,981
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	101,306,152
U.S. Treasury Bonds	4.000%	11/15/42	162,710,000	144,443,261	(a)(k)
U.S. Treasury Bonds	3.875%	2/15/43	5,000,000	4,352,344
U.S. Treasury Bonds	3.875%	5/15/43	28,060,000	24,399,047
U.S. Treasury Bonds	4.375%	8/15/43	58,080,000	54,195,900	(f)
U.S. Treasury Bonds	3.625%	2/15/44	51,890,000	43,162,954	(a)(k)
U.S. Treasury Bonds	3.375%	5/15/44	4,670,000	3,728,065
U.S. Treasury Bonds	3.125%	8/15/44	6,050,000	4,624,469
U.S. Treasury Bonds	2.875%	8/15/45	108,520,000	78,634,610	(k)
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	46,391,080
U.S. Treasury Bonds	3.000%	2/15/49	38,220,000	27,943,896
U.S. Treasury Bonds	1.375%	8/15/50	14,705,000	7,180,176
U.S. Treasury Bonds	1.625%	11/15/50	177,590,000	93,064,791
U.S. Treasury Bonds	1.875%	2/15/51	280,310,000	157,176,169
U.S. Treasury Bonds	2.375%	5/15/51	26,160,000	16,597,294
U.S. Treasury Bonds	3.000%	8/15/52	10,980,000	8,003,819
U.S. Treasury Bonds	4.000%	11/15/52	78,910,000	69,958,647
U.S. Treasury Bonds	3.625%	2/15/53	38,338,000	31,715,709
U.S. Treasury Bonds	3.625%	5/15/53	174,130,000	144,215,009
U.S. Treasury Bonds	4.125%	8/15/53	15,330,000	13,919,161
U.S. Treasury Notes	5.000%	8/31/25	290,000	289,434
U.S. Treasury Notes	4.625%	9/15/26	110,000	109,467
U.S. Treasury Notes	4.375%	8/31/28	20,000	19,803
U.S. Treasury Notes	3.375%	5/15/33	4,680,000	4,244,906
U.S. Treasury Notes	3.875%	8/15/33	7,120,000	6,728,400

Total U.S. Government Obligations				1,154,768,902

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,546,815,651)				1,174,716,397

ASSET-BACKED SECURITIES - 6.8%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. Term SOFR + 1.412%)	6.757%	10/23/34	21,870,000	21,730,070	(b)(c)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	3,540,000	3,546,195	(b)(c)

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	6.638%	4/20/34	$400,000	$397,002	(b)(c)
AMMC CLO Ltd., 2012-11A A1R2 (3 mo. Term SOFR + 1.272%)	6.641%	4/30/31	1,440,679	1,436,681	(b)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.469%	7/25/32	42,931	43,066	(c)
Apidos CLO, 2021-35A A (3 mo. Term SOFR + 1.312%)	6.638%	4/20/34	4,300,000	4,271,124	(b)(c)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	7,789,167	6,851,708	(b)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.763%	1/15/37	8,850,000	8,753,093	(b)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	873,000	776,341	(b)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.706%	4/20/35	9,450,000	9,382,704	(b)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. Term SOFR + 0.334%)	5.654%	5/25/36	93,735	22,899	(c)
Atrium, 9AAR2 (3 mo. Term SOFR + 1.252%)	6.640%	5/28/30	1,064,539	1,062,141	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,045,007	(b)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. Term SOFR + 1.432%)	6.765%	1/20/35	10,520,000	10,478,391	(b)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. Term SOFR + 1.462%)	6.841%	11/20/30	930,000	927,756	(b)(c)
Barings Private Credit Corp. CLO Ltd., 2023-1A A1 (3 mo. Term SOFR + 2.400%)	7.807%	7/15/31	4,650,000	4,652,213	(b)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	7.536%	10/20/35	17,010,000	17,085,922	(b)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.050%	1/15/35	14,260,000	14,117,400	(b)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	6.976%	4/20/35	8,380,000	8,224,491	(b)(c)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1 (1 mo. Term SOFR + 1.089%)	5.628%	12/25/34	2,682,532	2,650,773	(c)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. Term SOFR + 1.442%)	6.768%	1/20/32	6,000,000	5,994,866	(b)(c)(l)
Birch Grove CLO Ltd., 2023-6A A1 (3 mo. Term SOFR + 2.200%)	7.489%	7/20/35	15,040,000	15,145,202	(b)(c)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	10,869,220	9,297,823	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2021-28A A (3 mo. Term SOFR + 1.522%)	6.830%	4/15/34	$10,470,000	$10,363,173	(b)(c)
Brightwood Capital MM CLO Ltd., 2023-1A A1A (3 mo. Term SOFR + 2.750%)	8.151%	10/15/35	4,610,000	4,610,000	(b)(c)
Canyon CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.442%)	6.750%	7/15/34	5,980,000	5,931,010	(b)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.669%	7/27/31	8,445,455	8,443,732	(b)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. Term SOFR + 1.862%)	7.170%	10/15/31	4,050,000	4,033,294	(b)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. Term SOFR + 1.962%)	7.288%	4/20/29	6,105,000	6,098,378	(b)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.690%	7/17/34	24,240,000	24,075,729	(b)(c)
CBAM Ltd., 2017-1A A1 (3 mo. Term SOFR + 1.512%)	6.838%	7/20/30	870,932	871,620	(b)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,435,492	(b)
CIFC Funding Ltd., 2017-1A AR (3 mo. Term SOFR + 1.272%)	6.605%	4/23/29	1,193,477	1,194,089	(b)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.834%	12/28/48	6,459,998	6,437,927	(b)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,688,544	(b)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	4,877,784	4,114,644	(b)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	56,226	24,495	(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	0.000%	2/3/29	617	495	(b)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	5,783,518	4,942,699	(b)
Domino’s Pizza Master Issuer LLC, 2018-1A A2II	4.328%	7/25/48	1,309,687	1,219,324	(b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	6.741%	5/20/34	28,030,000	27,820,893	(b)(c)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.579%	11/25/69	3,620,310	3,601,760	(b)(c)
Empower CLO Ltd., 2023-2A A1 (3 mo. Term SOFR + 2.200%)	7.540%	7/15/36	10,100,000	10,122,653	(b)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	4,310,000	4,276,301	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	313,290	288,370
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,319,143	1,209,074

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Five Guys Funding LLC, 2017-1A A2	4.600%	7/25/47	$9,850,000	$9,694,230	(b)
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,389,055	(b)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	19,867,152
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	12,320,000	12,105,099	(b)
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	7.607%	7/23/32	6,717,000	6,726,865	(b)(c)
GoldenTree Loan Management US CLO Ltd., 2019-4A AR (3 mo. Term SOFR + 1.372%)	6.717%	4/24/31	4,350,000	4,348,980	(b)(c)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. Term SOFR + 1.362%)	6.688%	7/20/34	6,590,000	6,581,445	(b)(c)
GoldenTree Loan Opportunities Ltd., 2014-9A BR2 (3 mo. Term SOFR + 1.862%)	7.231%	10/29/29	6,390,000	6,400,462	(b)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	7.011%	5/5/30	8,195,911	8,183,122	(b)(c)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. Term SOFR + 1.582%)	6.908%	1/20/34	6,170,000	6,169,837	(b)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. Term SOFR + 1.982%)	7.308%	10/20/31	10,568,000	10,589,514	(b)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. Term SOFR + 3.512%)	8.881%	5/5/32	1,250,000	1,227,803	(b)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	7.103%	10/25/34	11,580,000	11,429,374	(b)(c)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	5,790,000	5,802,823	(b)(c)
Goodgreen Trust, 2017-2A A	3.260%	10/15/53	678,187	602,778	(b)
Goodgreen Trust, 2019-2A A	2.760%	4/15/55	3,912,663	3,305,031	(b)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. Term SOFR + 2.162%)	7.559%	12/20/29	7,309,033	7,324,073	(b)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.272%)	6.580%	4/15/31	6,680,000	6,675,257	(b)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. Term SOFR + 1.422%)	6.773%	1/27/31	15,000,000	14,979,360	(b)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. Term SOFR + 1.522%)	6.848%	1/20/30	4,675,815	4,674,268	(b)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. Term SOFR + 1.612%)	6.938%	1/20/33	1,420,000	1,417,922	(b)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. Term SOFR + 1.712%)	7.081%	11/30/32	4,900,000	4,901,371	(b)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,496,247	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.164%)	6.495%	6/16/36	$2,654,744	$2,615,852	(b)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	21,796,549	17,961,311	(b)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,191,100	12,748,755	(b)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	1,037,830	840,850	(b)
KKR CLO Ltd., 20 A (3 mo. Term SOFR + 1.392%)	6.700%	10/16/30	5,544,565	5,537,057	(b)(c)
KKR CLO Ltd., 32A A1 (3 mo. Term SOFR + 1.582%)	6.890%	1/15/32	2,230,000	2,225,808	(b)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.777%	2/17/39	13,010,000	12,872,966	(b)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	7,839,441	5,923,747	(b)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,441,847	4,852,375	(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. Term SOFR + 0.634%)	5.959%	1/21/31	9,650	9,570	(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. Term SOFR + 1.382%)	6.692%	10/18/31	6,370,000	6,373,777	(b)(c)
Magnetite Ltd., 2016-17A AR (3 mo. Term SOFR + 1.362%)	6.688%	7/20/31	4,478,000	4,470,864	(b)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	6,389,329	5,557,630	(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	7.170%	7/15/29	4,000,000	3,991,295	(b)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.188%	10/20/30	6,090,000	6,042,558	(b)(c)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 1.014%)	6.347%	11/15/68	375,462	372,124	(b)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	6,232,730	5,656,184	(b)
Navient Student Loan Trust, 2017-3A A3 (30 Day Average SOFR + 1.164%)	6.479%	7/26/66	8,990,748	8,928,875	(b)(c)
Nelnet Student Loan Trust, 2007-1 A4 (90 Day Average SOFR + 0.372%)	5.535%	8/27/36	13,756,572	13,390,773	(c)
Nelnet Student Loan Trust, 2015-2A A2 (30 Day Average SOFR + 0.714%)	6.029%	9/25/42	2,989,488	2,933,210	(b)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.469%	4/20/62	12,321,000	12,165,991	(b)(c)
Ocean Trails CLO, 2020-10A AR (3 mo. Term SOFR + 1.482%)	6.790%	10/15/34	11,745,000	11,610,141	(b)(c)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	7.326%	1/20/35	6,500,000	6,533,835	(b)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. Term SOFR + 1.262%)	6.631%	2/14/31	$13,480,000	$13,425,858	(b)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. Term SOFR + 1.322%)	6.648%	1/20/31	16,850,030	16,817,325	(b)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	6.620%	2/24/37	14,230,000	14,068,489	(b)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. Term SOFR + 1.302%)	6.679%	5/23/31	5,291,250	5,291,649	(b)(c)
Owl Rock CLO Ltd., 2019-1A A (3 mo. Term SOFR + 2.062%)	7.441%	5/20/31	3,059,086	3,061,463	(b)(c)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. Term SOFR + 2.062%)	7.388%	4/20/32	13,250,000	13,228,758	(b)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	6.781%	11/14/34	17,020,000	16,929,754	(b)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	698,441	665,082	(b)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.342%)	6.668%	7/20/34	26,070,000	25,921,446	(b)(c)
RAAC Trust, 2007-RP1 A (1 mo. Term SOFR + 0.694%)	6.014%	5/25/46	223,784	223,470	(b)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.392%)	6.700%	10/15/34	26,300,000	26,132,281	(b)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. Term SOFR + 1.382%)	6.690%	7/15/30	679,199	678,494	(b)(c)
Silver Rock CLO Ltd., 2020-1A A (3 mo. Term SOFR + 1.912%)	7.238%	10/20/31	21,740,000	21,769,402	(b)(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	10.197%	10/15/41	7,005,298	7,409,872	(b)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	7,789,414	(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	9,465,257	8,216,596	(b)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	14,109,890	(b)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	789,954	697,744	(b)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. Term SOFR + 0.914%)	6.247%	1/15/53	3,038,289	2,980,694	(b)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	15,161,971	12,923,227	(b)
Sound Point CLO Ltd., 2018-2A A (3 mo. Term SOFR + 1.362%)	6.712%	7/26/31	649,000	644,894	(b)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	953,198	865,822	(b)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. Term SOFR + 0.914%)	6.234%	2/25/34	$2,064,629	$2,009,207	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.663%	11/15/38	3,850,000	3,774,935	(b)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,570,027	3,108,115	(b)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.962%)	7.270%	4/15/33	6,500,000	6,435,939	(b)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,248,910	7,981,439	(b)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,352,061	1,197,930
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	2,802,459	2,358,383
Voya CLO Ltd., 2016-3A A1R (3 mo. Term SOFR + 1.452%)	6.762%	10/18/31	6,000,000	5,987,748	(b)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. Term SOFR + 1.302%)	6.628%	4/20/34	4,150,000	4,114,913	(b)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. Term SOFR + 1.412%)	6.720%	10/15/31	17,080,000	17,059,711	(b)(c)
Wachovia Student Loan Trust, 2006-1 A6 (90 Day Average SOFR + 0.432%)	5.486%	4/25/40	878,383	849,361	(b)(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. Term SOFR + 1.392%)	6.737%	7/24/32	10,800,000	10,785,136	(b)(c)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. Term SOFR + 1.482%)	6.827%	10/24/34	13,740,000	13,746,787	(b)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. Term SOFR + 1.482%)	6.790%	10/15/34	18,250,000	18,108,563	(b)(c)
Whitebox CLO Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.930%	4/20/36	10,240,000	10,276,150	(b)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,342,500	8,982,400	(b)
Woodmont Trust, 2023-12A A1A (3 mo. Term SOFR + 2.500%)	7.620%	7/25/31	16,540,000	16,596,600	(b)(c)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. Term SOFR + 1.752%)	7.060%	7/15/32	8,934,400	8,936,281	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,004,583,496)				973,365,402

SOVEREIGN BONDS - 2.4%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,582,860

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Chile - 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	$9,270,000	$5,333,927

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	14,920,000	11,075,952
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	28,210,000	20,336,389
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	15,000,000	9,122,591
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	444,000	319,038
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	7,218,943
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	26,102,000	17,197,448

Total Colombia				65,270,361

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,859,693	(b)

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,220,000	5,067,297

Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	26,680,000	22,719,834
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	8,455,871
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,373,037
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,007,273	(e)

Total Israel				36,556,015

Kazakhstan - 0.1%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	20,804,207	(b)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,030,402
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	92,661
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	48,464,000	37,324,322

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	$17,344,000	$12,844,913
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	3,860,000	2,736,883
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	55,900,000	38,883,442

Total Mexico				98,912,623

Panama - 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,335,003
Panama Government International Bond, Senior Notes	4.500%	4/16/50	14,480,000	9,897,880
Panama Government International Bond, Senior Notes	4.300%	4/29/53	19,500,000	12,764,436
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	2,578,546

Total Panama				27,575,865

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	5,564,549
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	271,086
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	6,905,614

Total Peru				12,741,249

Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	7,446,073	7,136,873
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	29,480,000	30,077,684
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	3,150,000	3,623,512
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	16,783,784

Total Uruguay				57,621,853

TOTAL SOVEREIGN BONDS (Cost - $446,823,531)				341,325,950

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	1,892,219	1,567,279
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	153,453,667	138,690,720	(k)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $154,091,955)				140,257,999

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	5,748	$14,370,000	$22,848,300
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	2,451	6,127,500	3,584,587
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	5,768	14,420,000	9,877,700
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/6/23	185	185,000	62,149
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/27/23	370	370,000	228,360
U.S. Treasury 5-Year Notes Futures, Call @ $105.500	10/27/23	91	91,000	44,789
U.S. Treasury 5-Year Notes Futures, Call @ $106.000	10/27/23	2,883	2,883,000	878,415
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	10/27/23	997	997,000	233,672
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	10/27/23	370	370,000	66,485
U.S. Treasury 10-Year Notes Futures, Call @ $108.250	10/27/23	185	185,000	144,531
U.S. Treasury 10-Year Notes Futures, Call @ $108.500	10/27/23	123	123,000	82,641
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	10/27/23	123	123,000	19,219
U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	10/27/23	494	494,000	131,219
U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	10/27/23	123	123,000	23,062

TOTAL PURCHASED OPTIONS (Cost - $18,003,095)				38,225,129

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,717

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	$134,000	$157,396

TOTAL MUNICIPAL BONDS (Cost - $183,939)				160,113

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,772,854,953)				14,625,011,030

			SHARES
SHORT-TERM INVESTMENTS - 2.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $310,387,834)	5.259%		310,387,834	310,387,834	(l)(m)

TOTAL INVESTMENTS - 105.3% (Cost - $17,083,242,787)				14,935,398,864

Liabilities in Excess of Other Assets - (5.3)%				(748,166,126)

TOTAL NET ASSETS - 100.0%				$14,187,232,738

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

††	Represents less than 0.1%.

(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $679,867,010.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $316,382,700 and the cost was $316,387,834 (Note 2).

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
GO	—	General Obligation
GTD	—	Guaranteed
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
PAC	—	Planned Amortization Class
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

At September 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	5,748	$14,370,000	$(12,106,725)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	5,748	14,370,000	(15,663,300)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	4,902	12,255,000	(2,359,087)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	11,536	28,840,000	(7,282,100)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	106.750	737	737,000	(97,883)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.000	123	123,000	(12,492)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.500	611	611,000	(38,187)
U.S. Treasury 5-Year Notes Futures, Put	10/27/23	106.000	246	246,000	(232,547)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.000	185	185,000	(86,719)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.500	613	613,000	(201,141)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	111.000	738	738,000	(80,719)

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	$112.000	123	$123,000	$(5,766)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.500	612	612,000	(19,125)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	113.000	735	735,000	(22,969)
U.S. Treasury 10-Year Notes Futures, Call	11/24/23	109.000	186	186,000	(156,937)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	108.000	616	616,000	(519,750)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	109.000	123	123,000	(172,969)
U.S. Treasury Long-Term Bonds Futures, Call	10/6/23	115.000	124	124,000	(52,312)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	115.000	62	62,000	(79,437)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	116.000	309	309,000	(280,031)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	117.000	599	599,000	(365,016)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	118.000	50	50,000	(20,313)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	111.000	1,098	1,098,000	(943,594)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	116.000	369	369,000	(1,153,125)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	118.000	370	370,000	(1,705,469)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $17,993,247)					$(43,657,713)

Abbreviation(s) used in this schedule:

SOFR	—	Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	6,867	3/25	$1,646,098,513	$1,637,951,175	$(8,147,338)
3-Month SOFR	641	6/25	153,317,446	153,351,237	33,791

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
3-Month SOFR	11,653	3/26	$2,800,641,498	$2,798,030,963	$(2,610,535)
U.S. Treasury 2-Year Notes	129	12/23	26,131,125	26,149,711	18,586
U.S. Treasury 5-Year Notes	29,554	12/23	3,139,142,323	3,113,791,116	(25,351,207)
U.S. Treasury Long-Term Bonds	6,659	12/23	797,312,350	757,669,343	(39,643,007)
U.S. Treasury Ultra 10-Year Notes	1,363	12/23	156,321,421	152,059,688	(4,261,733)
U.S. Treasury Ultra Long-Term Bonds	4,195	12/23	532,021,325	497,894,063	(34,127,262)

					(114,088,705)

Contracts to Sell:
30-Day Federal Funds	620	10/23	244,582,658	244,591,482	(8,824)
3-Month SOFR	11,600	12/23	2,746,588,327	2,744,270,000	2,318,327
3-Month SOFR	13,768	3/24	3,279,842,122	3,254,411,000	25,431,122
3-Month SOFR	8,769	6/24	2,075,048,458	2,074,416,562	631,896
U.S. Treasury 10-Year Notes	32,584	12/23	3,584,542,108	3,521,108,500	63,433,608

					91,806,129

Net unrealized depreciation on open futures contracts					$(22,282,576)

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$3,554,814,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$131,394	—	$131,394

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(8,650,886)	$131,567	$(8,782,453)
	789,540,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(11,021,775)	(142,638)	(10,879,137)
	1,213,350,000	2/29/28	Daily SOFR Compound annually	4.180% annually	(8,540,189)	913,940	(9,454,129)
	175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	12,551,544	(300,324)	12,851,868
	71,759,000	4/30/29	3.270% annually	Daily SOFR Compound annually	3,811,924	838,672	2,973,252
	45,885,000	6/30/29	3.850% annually	Daily SOFR Compound annually	1,145,612	(21,195)	1,166,807
	122,577,000	9/30/29	3.250% annually	Daily SOFR Compound annually	6,925,723	66,762	6,858,961
	95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	37,362,804	(618,885)	37,981,689
	93,963,000	2/15/48	2.600% annually	Daily SOFR Compound annually	21,885,728	9,896,880	11,988,848
	229,780,000	2/15/48	3.050% annually	Daily SOFR Compound annually	37,876,468	8,761,574	29,114,894
	190,799,000	5/15/48	3.150% annually	Daily SOFR Compound annually	28,579,755	(33,823,164)	62,402,919
	37,524,000	4/21/52	2.500% annually	Daily SOFR Compound annually	9,648,319	34,968	9,613,351

Total	$7,082,233,000				$131,706,421	$(14,261,843)	$145,968,264

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Bank of America N.A. (PrimeX.FRM.1), 4.420%, due 7/25/36	$209,841	7/25/36	4.420% monthly	$21,320	$9,748	$11,572	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.41 Index	$1,134,514,500	12/20/28	1.000% quarterly	$13,589,637	$14,943,217	$(1,353,580)

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

77

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

78

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,079,934,164	—	$5,079,934,164
Mortgage-Backed Securities	—	5,035,489,524	$1,203,238	5,036,692,762
Collateralized Mortgage Obligations	—	1,840,333,114	—	1,840,333,114
U.S. Government & Agency Obligations	—	1,174,716,397	—	1,174,716,397
Asset-Backed Securities	—	973,365,402	—	973,365,402
Sovereign Bonds	—	341,325,950	—	341,325,950
U.S. Treasury Inflation Protected Securities	—	140,257,999	—	140,257,999
Purchased Options	$38,225,129	—	—	38,225,129
Municipal Bonds	—	160,113	—	160,113

Total Long-Term Investments	38,225,129	14,585,582,663	1,203,238	14,625,011,030

Short-Term Investments†	310,387,834	—	—	310,387,834

Total Investments	$348,612,963	$14,585,582,663	$1,203,238	$14,935,398,864

Other Financial Instruments:
Futures Contracts††	$91,867,330	—	—	$91,867,330
Centrally Cleared Interest Rate Swaps††	—	$175,083,983	—	175,083,983
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	—	$21,320	21,320

Total Other Financial Instruments	$91,867,330	$175,083,983	$21,320	$266,972,633

Total	$440,480,293	$14,760,666,646	$1,224,558	$15,202,371,497

79

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$43,657,713	—	—	$43,657,713
Futures Contracts††	114,149,906	—	—	114,149,906
Centrally Cleared Interest Rate Swaps††	—	$29,115,719	—	29,115,719
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	1,353,580	—	1,353,580

Total	$157,807,619	$30,469,299	—	$188,276,918

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended September 30, 2023. The following transactions were effected in such companies for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$5,898,591	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	644,150,557	$3,980,881,505	3,980,881,505	$4,314,644,228	4,314,644,228

	$650,049,148	$3,980,881,505		$4,314,644,228

80

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$286,856	$96,275	$5,994,866
Western Asset Premier Institutional Government Reserves, Premium Shares	—	16,384,947	—	310,387,834

	—	$16,671,803	$96,275	$316,382,700

81